U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [  ]: Amendment Number
	This Amendment (check only one):	[  ]  is a restatement.
							[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		FBL Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jennifer Morgan
Title:	Director Investment Compliance and Asst. Secretary
Phone:	(515) 226-6708

Signature, Place and Date of Signing:

/s/Jennifer Morgan     		West Des Moines, IA	11/15/12
Signature				City, State			Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	63
Form 13F Information Table Value Total:	$254,285

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


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FORM 13F

                                                                        Item 6:Inv Discretion
             Item 1:              Item 2:  Item 3:   Item 4:   Item 5:  (a)Sole(b)Share(c)ShareItem 7Item 8:
                                   Title              Total                    as def.  Other        Voting Auth (Shares)
          Name of Issuer          of Class  Cusip   Mktvalue   Shares          Instr.V          Mgrs (a)Sole(b)Share(c)None
BANK OF AMERICA                   PFD     060505831     1,489     60,000   x                            x
BLDRS DEV MKTS                    MF      09348R201       441     22,219   x                            x
DIAMOND HILL SMALL CAP FD - I     MF      25264S858     1,243     48,657   x                            x
ENTERGY MISSISSIPPI INC           PFD     29364N850     1,200     50,000   x                            x
FEDERATED CAP APPRECIAT-IS        COM     314172396     1,835     92,398   x                            x
FEDERATED BOND FUND               COM     31420F509     1,216    126,383   x                            x
FEDERATED TOTAL RETURN BD-IS      COM     31428Q101       413     35,482   x                            x
FRANKLIN GROWTH FUND              MF      353496839     2,040     40,613   x                            x
T ROWE PRICE INST LARGE CAP       MF      45775L200     3,464    244,651   x                            x
INTERSTATE P&L CO                 PFD     461070872     4,957    178,700   x                            x
ISHARES                           MF      464287101     1,915     28,810   x                            x
ISHARES                           MF      464287200    12,429     86,070   x                            x
ISHARES                           COM     464287226       293      2,605   x                            x
ISHARES                           MF      464287234       900     21,789   x                            x
ISHARES                           MF      464287242       527      4,330   x                            x
ISHARES                           MF      464287309     2,289     29,408   x                            x
ISHARES                           MF      464287465     6,520    123,010   x                            x
ISHARES                           MF      464287473     1,016     20,850   x                            x
ISHARES                           MF      464287564     3,688     47,368   x                            x
ISHARES                           MF      464287598    12,053    166,992   x                            x
ISHARES                           MF      464287606     1,164     10,401   x                            x
ISHARES                           MF      464287614     3,099     46,458   x                            x
ISHARES                           MF      464287630     9,300    125,775   x                            x
ISHARES                           MF      464287648     7,821     81,800   x                            x
ISHARES                           MF      464287887     1,247     14,918   x                            x
ISHARES                           MF      464288422       861     25,307   x                            x
ISHARES                           MF      464288588       620      5,682   x                            x
ISHARES                           MF      464288869     1,023     19,355   x                            x
ISHARES                           MF      464288877       988     21,750   x                            x
ISHARES                           MF      464288885     1,062     18,800   x                            x
JP MORGAN CHASE & CO              PFD     46625HHA1     1,136      1,000   x                            x
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$12    17,509 17,508,541   x                            x
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$J9    42,294 42,293,648   x                            x
M&T BANK CORP                     PFD     55261F708     5,025      5,000   x                            x
MERIDIAN GROWTH FUND INC          MF      589619105     2,952     64,105   x                            x
METLIFE INC                       PFD     59156R504     1,495     60,000   x                            x
NORTHERN INSTL                    MF      665278$PW        62     62,126   x                            x
NORTHERN INSTL                    MF      665278107    11,054 11,054,224   x                            x
PNC FINANCIAL SERVICES            PFD     693475857     6,318    230,000   x                            x
PNC FINANCIAL SERVICES            PFD     693475AJ4     4,671      4,500   x                            x
POWERSHARES                       COM     73935S105     1,188     41,419   x                            x
T ROWE PRICE GROWTH STOCK FUND    MF      741479109     2,331     60,931   x                            x
PRINCIPAL FINANCIAL GROUP         PFD     74251V201     5,580     60,000   x                            x
PRINCIPAL FINANCIAL GROUP         PFD     74251V300     5,280    200,000   x                            x
REINSURANCE GROUP OF AMERICA      PFD     759351703     5,276    200,000   x                            x
STANDARD AND POORS 500 INDEX      COM     78462F103     4,772     33,145   x                            x
SPDR BARCLAYS HIGH YIELD          MF      78464A417     4,061    101,000   x                            x
SOUTHERN CALIFORNIA EDISON        PFD     842400749       504      5,000   x                            x
SOUTHERN CALIFORNIA EDISON        PFD     842400756     1,230     12,186   x                            x
U S BANCORP                       PFD     902973817     7,834    280,000   x                            x
U S BANCORP                       PFD     902973833     2,328     80,000   x                            x
U S BANCORP                       PFD     902973866     1,720      2,000   x                            x
VANGUARD MEGA CAP                 MF      921910816     6,738    118,500   x                            x
VANGUARD WINDSOR II               MF      922018304     2,395     45,881   x                            x
VANGUARD GNMA FUND                MF      922031794       214     19,254   x                            x
VANGUARD INDEX FUNDS MSCI EMER    MF      922042841     1,752     50,348   x                            x
VANGUARD INDEX FUNDS MSCI EMER    MF      922042858     6,121    146,710   x                            x
VANGUARD                          MF      92206C409     6,997     87,100   x                            x
VANGUARD                          MF      92206C870     1,609     18,350   x                            x
VANGUARD                          MF      922908611     1,047     14,561   x                            x
VANGUARD                          MF      922908736     4,177     57,700   x                            x
WACHOVIA PFD FUNDING              PFD     92977V206       975     36,000   x                            x
WISDOMTREE INTL                   MF      97717W760       529     11,194   x                            x
                                                      254,285
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